[Full-length picture               Al-Star  Portfolio  Manager  Art  Bonnel  has
of Art Bonnel                      teamed up with United Services.
standing with arms
crossed, surrounded                "The financial world's most sought-after free
by three basketballs.]             agent  in  1994."   Louis   Rukeyser,   LOUIS
                                   RUKEYSER'S MUTUAL FUNDS, March 1995

                                   BONNEL GROWTH FUND

                                   44.83%* Total return since inception

                                   Call   1-800-4-BONNEL   or  308-1222  in  San
                                   Antonio                [United Services Logo]
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*Returns 10/17/94 through  10/17/95.  Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-4-BONNEL. Please read the prospectus carefully before
investing.                                                                NBA737